Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0000712534
Registrant Name	FIRST MERCHANTS CORP
Registration File Number	333-298983
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES